Property And Equipment	12 Months Ended
Mar. 31, 2011
Property And Equipment [Abstract]
Property And Equipment

Note 3. Property and Equipment

Equipment and leasehold improvements and related accumulated depreciation and amortization are as follows:

	March 31,
	2011	2010
Cryogenic shippers	$689,757	$449,734
Furniture and fixtures	3,284	3,284
Machinery and equipment	355,303	340,169
Leasehold improvements	19,426	19,426

	1,067,770	812,613
Less accumulated depreciation and amortization	(398,190)	(253,372)

	$669,580	$559,241

During its early years, the Company's limited revenue was derived from the sale of our reusable product line. The Company's current business plan focuses on per-use leasing of shipping containers and added-value services that will be used by us to provide an end-to-end and cost-optimized shipping solutions.

Total depreciation and amortization expense related to property and equipment amounted to $164,316 and $80,746 for the years ended March 31, 2011 and 2010, respectively.